Commitments and Contingencies	12 Months Ended
Jul. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4. Commitments and Contingencies

Operating Leases

During August 2016, we amended the lease of our primary facility in El Cajon, California under a noncancelable operating lease that now expires in December 2019. This facility includes our corporate offices, research and development laboratory, and warehouse. Rent expense, including common area maintenance, was $121,000 and $116,000 for the years ended July 31, 2018 and 2017, respectively.

Future minimum annual lease payments for our primary facility as of July 31, 2018 are as follows:

2019	$106,000
2020	$45,000
$151,000